Property and equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment at December 31, 2013 and 2012 consisted of the following:

	Estimated Useful Life (in Years)	2013	2012
Machinery and equipment	5 - 7 years	$773,894	$478,290
Furniture and fixtures	5 years	79,612	54,058
Computer software	3 - 5 years	67,215	56,935
Leasehold improvements	*	397,158	326,366
		1,317,879	915,649
Less - accumulated depreciation and amortization		(679,853)	(480,037)
Net property, plant and equipment		$638,026	$435,612

* Lesser of estimated useful life of asset or lease term

Estimated Depreciation Expense
Depreciation and amortization expense on property and equipment for the years ended December 31, 2013 and 2012 was $199,816 and $169,879, respectively. Estimated depreciation expense at December 31, 2013 for each of the five succeeding years is as follows:

2014	$171,691
2015	130,287
2016	105,792
2017	79,616
2018	52,851
Thereafter	97,789
$638,026